Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,293,465	$ 1,578,594	$ 1,354,933
Increase in equity ownership - SPHC		(145,143)
Deferred taxes	(32,030)	(8,927)	(4,976)
Ending Balance	1,374,748	1,293,465	1,578,594
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(231,650)	(14,895)	(24,428)
Other comprehensive income (loss)	(65,580)	(216,755)	9,533
Deferred taxes	5,997
Ending Balance	(291,233)	(231,650)	(14,895)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(168,332)	(153,648)	(143,555)
Increase in equity ownership - SPHC		(9,600)
Other comprehensive income (loss)	(62,520)	(10,817)	(16,418)
Deferred taxes	22,646	5,733	6,325
Ending Balance	(208,206)	(168,332)	(153,648)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		285	1,196
Reclassification adjustments for gains included in net income, net of tax benefit of $946, $2,307, $586 in 2016, 2015 and 2014		(125)
Other comprehensive income (loss)		(341)	(1,215)
Deferred taxes		181	304
Ending Balance			285
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5,847	11,376	7,534
Reclassification adjustments for gains included in net income, net of tax benefit of $946, $2,307, $586 in 2016, 2015 and 2014	(1,847)	(4,209)	(1,220)
Other comprehensive income (loss)	(9,995)	(3,884)	6,715
Deferred taxes	3,387	2,564	(1,653)
Ending Balance	(2,608)	5,847	11,376
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(394,135)	(156,882)	(159,253)
Reclassification adjustments for gains included in net income, net of tax benefit of $946, $2,307, $586 in 2016, 2015 and 2014	(1,847)	(4,334)	(1,220)
Increase in equity ownership - SPHC		(9,600)
Other comprehensive income (loss)	(138,095)	(231,797)	(1,385)
Deferred taxes	32,030	8,478	4,976
Ending Balance	$ (502,047)	$ (394,135)	$ (156,882)